Impairment losses - Key assumptions used in value in use calculations (Details) € in Billions	6 Months Ended
Sep. 30, 2019 EUR (€)
Germany
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	8.30%
Long-term growth rate (as a percent)	0.50%
Projected adjusted EBITDA (as a percent)	2.20%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	2.00%
Long-term growth rate (as a percent)	(2.10%)
Projected adjusted EBITDA (as a percent)	(4.90%)
Projected capital expenditure (as a percent)	17.10%
Germany | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	17.30%
Germany | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	19.70%
Germany | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 7.1
Germany | Decrease in EBIDTA by 2 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	4.1
Germany | Increase in EBIDTA by 2 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	10.5
Germany | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	3.2
Germany | Increase in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 12.6
Italy
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	10.40%
Long-term growth rate (as a percent)	1.00%
Projected adjusted EBITDA (as a percent)	(0.50%)
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	2.50%
Long-term growth rate (as a percent)	(2.60%)
Projected adjusted EBITDA (as a percent)	(4.50%)
Projected capital expenditure (as a percent)	12.10%
Italy | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	12.10%
Italy | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	14.10%
Italy | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 2.7
Italy | Decrease in EBIDTA by 2 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	1.4
Italy | Increase in EBIDTA by 2 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	4.0
Italy | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	1.5
Italy | Increase in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 4.3
Spain
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	9.30%
Long-term growth rate (as a percent)	0.50%
Projected adjusted EBITDA (as a percent)	9.80%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.60%
Long-term growth rate (as a percent)	(0.70%)
Projected adjusted EBITDA (as a percent)	(1.40%)
Projected capital expenditure (as a percent)	3.00%
Spain | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	16.80%
Spain | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	18.20%
Spain | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 0.6
Spain | Decrease in EBIDTA by 2 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	(0.2)
Spain | Increase in EBIDTA by 2 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	1.4
Spain | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	(0.3)
Spain | Increase in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 1.6
Romania
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	10.70%
Long-term growth rate (as a percent)	1.00%
Projected adjusted EBITDA (as a percent)	4.80%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	2.70%
Long-term growth rate (as a percent)	(3.40%)
Projected adjusted EBITDA (as a percent)	(4.80%)
Projected capital expenditure (as a percent)	8.50%
Romania | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	11.20%
Romania | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	12.40%
Romania | Base Case
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 0.3
Romania | Decrease in EBIDTA by 2 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	0.1
Romania | Increase in EBIDTA by 2 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	0.4
Romania | Decrease in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	0.2
Romania | Increase in long-term growth rate by 1 pps
Change required for carrying value to equal recoverable amount
Recoverable amount that exceeds carrying value	€ 0.4
UK
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.80%
Long-term growth rate (as a percent)	(0.80%)
Projected adjusted EBITDA (as a percent)	(1.80%)
Projected capital expenditure (as a percent)	3.60%
Ireland
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.50%
Long-term growth rate (as a percent)	(0.60%)
Projected adjusted EBITDA (as a percent)	(1.10%)
Projected capital expenditure (as a percent)	4.10%
Portugal
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.30%
Long-term growth rate (as a percent)	(1.30%)
Projected adjusted EBITDA (as a percent)	(2.70%)
Projected capital expenditure (as a percent)	7.10%